Other assets and Accrued expenses and other liabilities	9 Months Ended
Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets And Liabilities Disclosure [Abstract]
Other assets and Accrued expenses and other liabilities	Other assets and Accrued expenses and other liabilities
Other assets consist of the following:

As of	December 31, 2024	December 31, 2023
Asset Management
Management fee receivable - related parties	$2,113	$2,270
Incentive fee receivable - related parties	544	328
Deferred tax assets	2,296	1,353
Prepaid income taxes	476	1,195
Accrued interest and dividends receivable	1,909	819
Ovation goodwill	1,000	1,000
Operating lease right of use asset	560	375
Deferred offering costs	—	116
Prepaid insurance	222	378
Other	59	229
Total other assets — Asset Management	9,179	8,063
Insurance Solutions
Accrued investment income	17,532	17,328
Receivable for investments sold (1)	17,045	6,511
Guaranty funds on deposit	99	113
Other	2,459	2,216
Total other assets — Insurance Solutions	37,135	26,168
Interest receivable of consolidated VIEs	1,048	1,194
Total other assets —— Insurance Solutions including consolidated VIEs	38,183	27,362
Total other assets	$47,362	$35,425
______________
(1)Represents amounts due from third-parties for investment sales for which a cash settlement has not occurred.
Other liabilities and accrued expenses consist of the following:

As of	December 31, 2024	December 31, 2023
Asset Management
Payable for investments purchased (1)	$—	$100
Operating lease liabilities	572	375
Accounts payable and accrued liabilities	5,097	2,995
Total accrued expenses and other liabilities — Asset Management	5,669	3,470
Insurance Solutions
Payable for investments purchased (1)	—	9,592
Other accrued expenses	2,995	20,557
Total accrued expenses and other liabilities — Insurance Solutions	2,995	30,149
Total accrued expenses and other liabilities	$8,664	$33,619
______________
(1)Represents amounts owed to third-parties for investment purchases for which a cash settlement has not occurred.
Note 17. Other assets and Accrued expenses and other liabilities
Other assets consist of the following:

As of	September 30, 2025	December 31, 2024
Asset Management
Management fee receivable - related parties	$1,533	$2,113
Incentive fee receivable - related parties	430	544
Deferred tax assets	—	2,296
Prepaid income taxes	694	476
Accrued interest and dividends receivable	2,745	1,909
Receivable for investments sold ¹	744	—
Ovation goodwill	1,000	1,000
Operating lease right of use asset	446	560
Deferred offering costs	408	—
Prepaid insurance	723	222
Other - related parties	262	—
Other	75	59
Total other assets — Asset Management	9,060	9,179
Insurance Solutions
Accrued investment income	18,830	17,532
Receivable for investments sold ¹	2,699	17,045
Guaranty funds on deposit	67	99
Other	2,358	2,459
Total other assets — Insurance Solutions	23,954	37,135
Interest receivable of consolidated VIEs	529	1,048
Total other assets — Insurance Solutions including consolidated VIEs	24,483	38,183
Total other assets	$33,543	$47,362
_______________
(1)Represents amounts due from third-parties for investment sales for which a cash settlement has not occurred.
Other liabilities and accrued expenses consist of the following:

As of	September 30, 2025	December 31, 2024
Asset Management
Operating lease liabilities	$451	$572
Accounts payable and accrued liabilities¹	6,002	5,097
Total accrued expenses and other liabilities — Asset Management	6,453	5,669
Insurance Solutions
Payable for investments purchased²	8,150	—
Other accrued expenses	2,742	2,995
Total accrued expenses and other liabilities — Insurance Solutions	10,892	2,995
Total accrued expenses and other liabilities	$17,345	$8,664
_______________
(1)As part of its acquisition of TURN in connection with the Business Combination on September 12, 2025, the Company acquired benefit plans which TURN historically administered which provide medical and dental insurance for retirees and their spouses who, at the time of their retirement, attained certain years of service at a certain age. As of September 30, 2025, the Company had $0.3 million accumulated post-retirement benefit obligation. These plans were terminated prior to the acquisition date and provide medical benefits to former employees who are grandfathered under the plan’s former terms. The net periodic post-retirement benefit cost includes service cost and interest cost on the accumulated post-retirement benefit obligation. Unrecognized actuarial gains and losses will be recognized as net periodic benefit cost within general, administrative and other expenses under the Asset Management segment. Unamortized prior service cost was fully amortized prior to the acquisition date. Refer to Note 3. Business combinations for more information on the Company’s acquisition of TURN.
(2)Represents amounts owed to third-parties for investment purchases for which a cash settlement has not occurred.